PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

7.     PROPERTY AND EQUIPMENT

	Land and	Plant and	Office furniture	Leasehold		Under
	Building	Equipment	and Equipment	Improvement	Right of Use	Construction	Total
Cost
Balance at April 1, 2021	-	253,138	91,713	111,190	478,223	-	934,264
Additions	2,064,993	1,052,822	229,744	147,641	-	2,439,710	5,934,910
Disposals	-	-	-	-	-	-	-
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2022	2,064,993	1,305,960	321,457	258,831	478,223	2,439,710	6,869,174
Additions	-	689,765	18,019	95,874	481,565	1,574,540	2,859,763
Disposals	-	(36,983)	(95,977)	-	-	-	(132,960)
Transfers	-	2,068,202	-	-	-	(2,068,202)	-
Balance at March 31, 2023	2,064,993	4,026,944	243,499	354,705	959,788	1,946,048	9,595,977

Accumulated Amortisation
Balance at April 1, 2021	-	91,206	75,007	37,063	25,767	-	229,043
Amortisation for the period	61,950	242,951	64,124	86,277	159,408	-	614,710
Disposals	-	-	-	-	-	-	-
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2022	61,950	334,157	139,131	123,340	185,175	-	843,753
Amortisation for the period	48,574	171,734	37,126	122,852	159,407	-	539,693
Disposals	-	(33,669)	(89,667)	-	-	-	(123,336)
Transfers	-	-	-	-	-	-	-
Balance at March 31, 2023	110,524	472,222	86,590	246,192	344,582	-	1,260,110

Carrying Amounts
Balance at March 31, 2022	2,003,043	971,803	182,326	135,491	293,048	2,439,710	6,025,421
Balance at March 31, 2023	1,954,469	3,554,722	156,909	108,513	615,206	1,946,048	8,335,867

The Company's property and equipment includes an asset under construction in the amount of $1,946,048 (March 31, 2022: $2,439,710) related to costs incurred for a production line at the silver-graphene oxide pilot plant. No amortisation has been recorded on this asset as it is not yet available for use.

The Company's right-of-use asset includes its manufacturing facility located in Guelph, Ontario. It is the Company's policy to amortise the right-of-use asset using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.